Information on market risk and fair value of financial assets and liabilities (telecom activities) - Interest rate risk management (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fixed rate component of gross financial debt (as a percent)	96.00%	94.00%	89.00%
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in euro interest rates (as a percent)	1.00%
Decrease in euro interest rates (as a percent)	1.00%
Interest rate risk [member] | Net financial debt [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in financial debt	€ 13
Increase (decrease) in financial debt	13
Reserve of cash flow hedges [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in financial debt	(776)
Increase (decrease) in financial debt	€ 775